SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	137,943	137,943	—	—

Assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
Year Ended December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
2012	Property and equipment	4,991	—	—	4,991	5,349
2013	Property and equipment	5,382	—	—	5,382	7,965
2014	Property and equipment	13,561	—	—	13,561	27,203
2014	Goodwill	—	—	—	—	188

Schedule of share-based compensation expense recognized

	Year Ended December 31,
	2012	2013	2014
Hotel operating costs	2,592	4,948	6,830
Selling and marketing expenses	1,031	973	939
General and administrative expenses	17,214	24,547	24,168
Total	20,837	30,468	31,937